PHOENIX SERIES FUND

                     PHOENIX-ENGEMANN AGGRESSIVE GROWTH FUND
                      PHOENIX-ENGEMANN CAPITAL GROWTH FUND

                       Supplement dated January 2, 2004 to
      Prospectus and Statement of Additional Information dated May 1, 2003, as supplemented April 11, 2003, June 11, 2003,
                    September 17, 2003 and October 15, 2003


       The name of the Funds' adviser has changed to Engemann Asset Management. Previously, the adviser was named Roger Engemann & Associates, Inc. Accordingly, all references in the Prospectus and Statement of Additional Information to Roger Engemann & Associates, Inc. are hereby amended to refer to Engemann Asset Management.

         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND
           STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.



PXP 393/REAName (0104)